Cash Dividends paid to the Parent Company	12 Months Ended
Dec. 31, 2020
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Cash Dividends paid to the Parent Company
40.	Cash Dividends paid to the Parent Company
Cash dividends paid to the Parent Company for the years ended December 31, 2020, 2019 and 2018 are as follows:

(In millions of won)
	2020		2019	2018
Cash dividends received from consolidated subsidiaries	￦	119,036	287,549	61,985
Cash dividends received from associates		164,850	227,500	149,815

	￦	283,886	515,049	211,800